N-2	Jan. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001531031
Amendment Flag	false
Securities Act File Number	001-38131
Document Type	8-K
Entity Registrant Name	Esquire Financial Holdings, Inc.
Entity Address, Address Line One	100 Jericho Quadrangle
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	535-2002
Entity Emerging Growth Company	false